Employee Benefit Plans and Postretirement Benefits - Net Periodic Benefit Cost (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amortization of:
Settlement loss and other	$ (116)
Pension
Defined Benefit Plan Disclosure [Line Items]
Service cost		$ 23	$ 25	$ 30
Interest cost		74	71	74
Expected return on assets		(99)	(112)	(111)
Amortization of:
Prior service cost (credit)		1	(1)	(1)
Actuarial loss (gain)		67	74	90
Settlement loss and other		125	1	4
Net periodic benefit cost		191	58	86
Healthcare
Defined Benefit Plan Disclosure [Line Items]
Service cost		5	6	6
Interest cost		14	24	36
Expected return on assets		(7)	(7)	(7)
Amortization of:
Prior service cost (credit)		(125)	(82)	(2)
Actuarial loss (gain)		(2)	7	6
Settlement loss and other		0	0	0
Net periodic benefit cost		(115)	(52)	39
Other
Defined Benefit Plan Disclosure [Line Items]
Service cost		13	15	15
Interest cost		3	3	3
Expected return on assets		0	0	0
Amortization of:
Prior service cost (credit)		1	1	1
Actuarial loss (gain)		14	4	5
Settlement loss and other		2	1	2
Net periodic benefit cost		$ 33	$ 24	$ 26